UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tokum Capital Management, LP
Address: 1185 Avenue of the Americas, 32nd Floor
         New York, NY  10036

13F File Number:  028-12830

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sullivan
Title:     Chief Financial Officer
Phone:     212.616.4431

Signature, Place, and Date of Signing:

      /s/  Michael Sullivan     New York, NY     February 09, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $38,691 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXION PHARMACEUTICALS INC    COM              015351109     2829    78183 SH       SOLE                    78183        0        0
ALEXION PHARMACEUTICALS INC    COM              015351109      925   155600 SH  CALL SOLE                        0        0        0
BECKMAN COULTER INC            COM              075811109     1287    29279 SH       SOLE                    29279        0        0
BOSTON SCIENTIFIC CORP         COM              101137107     4211   544084 SH       SOLE                   544084        0        0
CELGENE CORP                   COM              151020104     1903    34427 SH       SOLE                    34427        0        0
DENDREON CORP                  COM              24823Q107      166   132600 SH  PUT  SOLE                   132600        0        0
HEALTHSOUTH CORP               COM NEW          421924309     3592   327735 SH       SOLE                   327735        0        0
HEALTHSPRING INC               COM              42224N101     4406   220615 SH       SOLE                   220615        0        0
HOLOGIC INC                    COM              436440101     2455   187813 SH       SOLE                   187813        0        0
INVERNESS MED INNOVATIONS IN   COM              46126P106     2340   123727 SH       SOLE                   123727        0        0
INVERNESS MED INNOVATIONS IN   PFD CONV SER B   46126P304      118      964 SH       SOLE                      964        0        0
MOLINA HEALTHCARE INC          COM              60855R100     2431   138062 SH       SOLE                   138062        0        0
MYRIAD GENETICS INC            COM              62855J104        5   214400 SH  PUT  SOLE                   214400        0        0
MZT HOLDINGS INC               COM              55405U108        3   100000 SH       SOLE                   100000        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109     1858    37349 SH       SOLE                    37349        0        0
PERRIGO CO                     COM              714290103     3860   119472 SH       SOLE                   119472        0        0
PHC INC MASS                   CL A             693315103      396   293384 SH       SOLE                   293384        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     1690    39695 SH       SOLE                    39695        0        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102     1314    21005 SH       SOLE                    21005        0        0
VERTEX PHARMACEUTICALS INC     COM              92532F100      603    19840 SH       SOLE                    19840        0        0
WYETH                          COM              983024100     2299    61286 SH       SOLE                    61286        0        0